GOODWILL (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
GOODWILL
Carrying amount	¥ 3,735	¥ 3,735
Accumulated impairment losses	(3,735)	(3,735)
Goodwill	¥ 0	¥ 0